Consolidated Statements of Changes in Equity - CAD ($)	Share Capital	Reserves - Equity settled share-based payments	Reserves - Warrants	Deficit	Total
Balance at beginning of period at Dec. 31, 2023	$ 290,244,029	$ 34,751,151	$ 3,918	$ (259,496,078)	$ 65,503,020
Balance at beginning (in shares) at Dec. 31, 2023	186,873,012
Issued on acquisition of the Kingsway Project	$ 20,000,000				20,000,000
Issued on acquisition of the Kingsway Project (in shares)	5,263,157
Issued on acquisition of exploration and evaluation assets	$ 1,226,707				1,226,707
Issued on acquisition of exploration and evaluation assets (in shares)	369,583
Issued in prospectus offering	$ 27,522,494				27,522,494
Issued in prospectus offering (in shares)	5,857,242
Share issue costs	$ (914,807)				(914,807)
Issued in settlement of legal claim	$ 1,750,100				1,750,100
Issued in settlement of legal claim (in shares)	370,000
Stock options exercised	$ 1,518,193	(655,693)			862,500
Stock options exercised (in shares)	1,725,000
Share-based compensation		889,045			889,045
Loss and comprehensive loss for the year				(50,268,354)	(50,268,354)
Balance at end of period at Dec. 31, 2024	$ 341,346,716	34,984,503	3,918	(309,764,432)	66,570,705
Balance at ending (in shares) at Dec. 31, 2024	200,457,994
Issued on acquisition of exploration and evaluation assets	$ 261,232				261,232
Issued on acquisition of exploration and evaluation assets (in shares)	89,463
Issued in prospectus offering	$ 63,480,000				63,480,000
Issued in prospectus offering (in shares)	28,980,000
Issued in private placement	$ 20,000,001				20,000,001
Issued in private placement (in shares)	12,269,939
Flow-through premium	$ (16,242,600)				(16,242,600)
Share issue costs	(4,004,528)				(4,004,528)
Acquisition of Maritime Resources Corp	$ 275,222,290	4,072,395	31,524,813		310,819,498
Acquisition of Maritime Resources Corp ( in shares)	94,254,209
Issued pursuant to share - for - debt settlement	$ 4,632,963				4,632,963
Issued pursuant to share - for - debt settlement (in shares)	1,085,003
Acquisition of Exploits property claims	$ 12,160,906				12,160,906
Acquisition of Exploits property claims (in shares)	2,821,556
Stock options exercised	$ 4,711,424	(2,164,153)			$ 2,547,271
Stock options exercised (in shares)	1,838,399				1,838,399
Warrants exercised	$ 1,695,714		(1,179,048)		$ 516,666
Warrants exercised (in shares)	533,102
Share-based compensation		5,927,761			5,927,761
Loss and comprehensive loss for the year				(47,572,620)	(47,572,620)
Balance at end of period at Dec. 31, 2025	$ 703,264,118	$ 42,820,506	$ 30,349,683	$ (357,337,052)	$ 419,097,255
Balance at ending (in shares) at Dec. 31, 2025	342,329,665